Inventories - Schedule of Cost of Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Inventories [Abstract]
Cost of goods manufactured	$ 451.2	$ 393.5	$ 405.5
Depreciation and amortization included in costs of sales	11.5	11.8	10.9
Cost of sales	$ 462.7	$ 405.3	$ 416.4